RBC BlueBay Impact Bond Fund Expense Example - Class A I R6 [Member] - RBC BlueBay Impact Bond Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 444
Expense Example, with Redemption, 3 Years	646
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,496
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	747
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	261
Expense Example, with Redemption, 10 Years	$ 596